Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 09, 2019	Dec. 02, 2020	May 22, 2020 USD ($) $ / shares shares	Jul. 25, 2019	Jul. 23, 2018 $ / shares shares	Nov. 28, 2017 USD ($) $ / shares shares	Mar. 29, 2017 $ / shares shares	Jun. 30, 2020 shares	Sep. 30, 2020 shares	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares	Sep. 03, 2019 $ / shares shares	Jun. 19, 2019 shares	Dec. 31, 2017 shares
Equity (Details) [Line Items]
Authorized share capital increase, description	3) On January 9, 2019, an extraordinary general meeting of the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 7 million, consisting of 7,000,000 ordinary shares par value NIS 1.00 per share, such that the authorized share capital of the Company following such increase shall be NIS 167,000 thousand, consisting of 167,000,000 ordinary shares. 4) On July 25, 2019, the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 83 million, such that the authorized share capital increased to NIS 250 million ordinary shares. 5) On May 22, 2020, the Company closed a firm commitment public offering, pursuant to which the Company issued a total of 575,001 ADSs representing a total of 11,500,020 ordinary shares, at a purchase price of USD 1.5 per ADS, and pre funded warrants to purchase up to a total of 2,758,333 ADSs representing 55,166,660 ordinary shares, at a purchase price of USD 1.499 per warrant, with an exercise price of USD 0.001. The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 5 million and USD 4.4 million, respectively. Pre funded warrants may be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant. During second quarter of 2020, 1,539,000 pre funded warrants were exercised. Accordingly, 30,780,000 ordinary shares of the Company were issued. During the third quarter of 2020, 1,219,333 pre funded warrants were exercised. Accordingly, 24,386,660 ordinary shares of the Company were issued. Until the end of the third quarter all the pre funded warrants were exercised. 6) On July 9,2020, the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 750,000 thousand, such that the authorized share capital increased to NIS 1,000,000,000 ordinary shares. 7) During 2020, 197,000 warrants C were exercised. Accordingly, 3,940,000 ordinary shares of the Company were issued. The immediate net of issuance expenses proceeds from such exercise aggregated to approximately USD 0.7 million. 8) On December 1, 2020, we entered into an underwriting agreement with Aegis Capital Corp., pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 7,098,491 American Depositary Shares, each representing 20 ordinary shares of the Company, of no par value for a public offering price of $1.83 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until 45 days following the date of the offering. Aegis exercised its over-allotment option in full to purchase an additional 1,064,774 ADSs, the closing of which occurred on December 16, 2020. b. Share offering to the public and existing shareholders: 1) On March 29, 2017, the Company allotted in a public issue, a total of 4,898,570 ordinary shares of the Company, warrants A for the purchase up to a total 535,730 ADSs representing 10,714,600 ordinary shares, with an exercise price of USD 14 per ADS during the 5 years following the allotment and warrants B for the purchase up to a total 290,786 ADSs representing 5,815,720 ordinary shares, with an exercise price of USD 0.05 per ADS. Warrants A and warrants B may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant. In addition, the number of warrants outstanding will be adjusted for certain events specified in the warrant agreement. In addition, the Company issued to the placement agent on this offering warrants to purchase up to a total 37,501 ADSs representing 750,020 ordinary shares, with an exercise price of USD 17.5 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement. The fair value of such warrants as calculated by the Company as of the date of grant amounted to USD 221 thousand. As the warrants may be net share settled these warrants, other than the warrants issued to the placement, are classified as financial liabilities measured at fair value through profit or loss at each reporting period. The warrants are initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“Day 1 loss”), as the Company uses valuation techniques that incorporate data not obtained from observable markets. Transaction costs allocated to the warrants are recognized immediately in profit or loss. As to the fair value of the said warrants as of December 31, 2020 and December 31, 2019 see note 4. Unrecognized Day 1 loss is amortized over the expected life of the instrument. Any unrecognized Day 1 loss is immediately recognized in income statement if fair value of the financial instrument in question can be determined either by using only market observable model inputs or by reference to a quoted price for the same product in an active market. Upon exercise, the carrying amount of the warrants (which is presented net of the related unrecognized Day loss, if any) is reclassified to equity with no impact on profit or loss. Net proceeds from the issuance, net of cash issuance expenses, aggregated to approximately USD 6.5 million. Issuance expenses were attributed to equity and liability in proportion with the allocation of the proceeds. During 2017, all warrants B were exercised. Accordingly, 5,815,720 ordinary shares of the Company were issued. Warrants A are presented within current liabilities. 2) On November 28, 2017, the Company closed a registered direct offering, pursuant to which the Company issued a total of 202,500 ADSs representing a total of 4,050,000 ordinary shares, at a purchase price of USD 8 per ADS, and warrants to purchase up to a total of 101,251 ADSs representing 2,025,020 ordinary shares, with an exercise price of USD 9 per ADS during the 5.5 years following the allotment The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 1.6 million and USD 1.4 million, respectively. As the warrants may be net share settled these warrants are classified as financial liabilities measured at fair value through profit or loss at each reporting period. As to the fair value of the said warrants as of December 31, 2020 and December 31, 2019 see note 4. To the placement agent on this offering the Company issued warrants to purchase up to an aggregate 14,177 ADSs representing 283,540 ordinary shares, with an exercise price of USD 10 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement. The fair value of such warrants as was calculated by the Company as of the date of grant amounted to USD 46 thousand. 3) On July 23, 2018, the Company completed a public offering with approximately USD 9.9 million gross proceeds, or USD 8.6 million net of issuance costs by issuing (a) 577,529 units at a price of USD 3.50 per unit, each unit consisting of (i) one ADS and (ii) one Warrant C to purchase one ADS for an exercise price of USD 3.50 per ADS for a period of five years (hereinafter - “Warrants C”), and (b) 2,260,145 pre-funded units at a price of USD 3.49 per unit, each unit consisting of (i) one pre-funded warrant to purchase one ADS for an exercise price of USD 0.01 per ADS with no time limitation, and (ii) one Warrant C. As part of such public offering, the Company provided the underwriters an option exercisable within 30 days to purchase: (a) up to 425,651 additional ADSs for USD 3.50 per ADS and (b) up to 425,651 Warrants C for USD 0.01 per warrant. The underwriters exercised only the latter option. The Company was also obligated to issue the underwriters 198,637 warrants to purchase 198,637 ADSs for an exercise price of USD 4.375 per ADS for a period of five years once the Company increases its authorized share capital. The fair value of such warrants as calculated by the Company as of the grant date amounted to USD 375 thousand. During 2018 all pre-funded warrants were exercised. Accordingly, 45,202,900 ordinary shares of the Company were allotted. Warrants C may, under certain circumstances, be exercised via a cashless exercise mechanism as defined in the warrant agreement. In addition, the number of warrants outstanding will be adjusted for certain events specified in the warrant agreement. As such warrants C are classified as financial liabilities measured at fair value through profit or loss at each reporting period. Accordingly, warrants C were initially recognized at fair value. The difference between the fair value of warrants at initial recognition and the transaction price (“Day 1 Loss”) at the sum of $149 thousand was immediately recognized in the income statement. The pre funded warrants are initially recognized at fair value adjusted to defer Day 1 Loss. Unrecognized Day 1 Loss was amortized on a straight line basis over of a period of approximately 30 days. Upon exercise, the carrying amount of the pre funded warrants (which is presented net of the related unrecognized Day 1 Loss, if any) is reclassified to equity. As a result, during the third quarter of 2018 the Company recognized Day 1 Loss related to the pre funded warrants in an amount of $441 thousand. Furthermore, during the third quarter of 2018, all pre funded warrants were exercised. Issuance cost were attributed to equity and liability components in proportion with the allocation of the proceeds, amounting to USD 319 thousand and USD 1,565 thousand, respectively. Issuance cost attributed to the equity component were charged directly as a reduction to equity while those attributed to liability components were charged directly to profit or loss. In the event of a fundamental transaction as defined in the warrant C agreement (other than a fundamental transaction not approved by the Company’s board of directors), the Company or any successor entity shall at the option of the holder of warrants C, exercisable at any time concurrently with, or within 30 days after, the consummation of the fundamental transaction, purchase such warrants from their holder by paying an amount of cash equal to the Black Scholes value of the remaining unexercised portion of the warrant Cs on the date of the consummation of such fundamental transaction. The Black Scholes value of the said warrants as of December 31, 2020 and 2019 amounted to USD 2.0 and USA 2.3 respectively million. 4) As part of agreement with Gix (see Note 3), on September 3, 2019 Company issued to Gix 333,334 ADSs representing 6,666,680 ordinary shares and 333,334 warrants to purchase 333,334 ADSs representing 6,666,680 ordinary shares, with an exercise price of USD 4 per ADS during the 3 years following the allotment. As a result, the ordinary shares and warrants were recorded based on their fair value amounting to $630 thousand and $197 thousand, respectively. 5) In December 2019, ScoutCam Inc. allotted in a private issuance, a total of 3,413,312 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million) See note 3. During 2020, 2,992,855 Warrants A were exercised. 420,457 unexercised Warrants A expired on December 30, 2020. On March 3, 2020, the ScoutCam Inc. issued in a private issuance a total of 979,754 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. Each Warrant A was exercisable into one share of common stock of ScoutCam Inc.at an exercise price of USD 0.595 per share during the 12 month period following the allocation. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc.at an exercise price of USD 0.893 per share during the 18 month period following the allocation. The gross proceeds from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting issuance costs, ScoutCam received proceeds of approximately USD 909 thousand. During 2021, 979,784 Warrants A were exercised. On May 18, 2020, ScoutCam Inc. allocated in a private issuance a total of 2,066,116 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.595 per share during the 18 month period following the allocation. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.893 per share during the 24 month period following the allocation. The gross proceeds from the issuance of all securities offered amounted to approximately USD 2 million. After deducting issuance costs, ScoutCam Inc. received proceeds of approximately USD 1.9 million. c.			4) On July 25, 2019, the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 83 million, such that the authorized share capital increased to NIS 250 million ordinary shares. 5) On May 22, 2020, the Company closed a firm commitment public offering, pursuant to which the Company issued a total of 575,001 ADSs representing a total of 11,500,020 ordinary shares, at a purchase price of USD 1.5 per ADS, and pre funded warrants to purchase up to a total of 2,758,333 ADSs representing 55,166,660 ordinary shares, at a purchase price of USD 1.499 per warrant, with an exercise price of USD 0.001. The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 5 million and USD 4.4 million, respectively. Pre funded warrants may be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant. During second quarter of 2020, 1,539,000 pre funded warrants were exercised. Accordingly, 30,780,000 ordinary shares of the Company were issued. During the third quarter of 2020, 1,219,333 pre funded warrants were exercised. Accordingly, 24,386,660 ordinary shares of the Company were issued. Until the end of the third quarter all the pre funded warrants were exercised. 6) On July 9,2020, the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 750,000 thousand, such that the authorized share capital increased to NIS 1,000,000,000 ordinary shares. 7) During 2020, 197,000 warrants C were exercised. Accordingly, 3,940,000 ordinary shares of the Company were issued. The immediate net of issuance expenses proceeds from such exercise aggregated to approximately USD 0.7 million. 8) On December 1, 2020, we entered into an underwriting agreement with Aegis Capital Corp., pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 7,098,491 American Depositary Shares, each representing 20 ordinary shares of the Company, of no par value for a public offering price of $1.83 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until 45 days following the date of the offering. Aegis exercised its over-allotment option in full to purchase an additional 1,064,774 ADSs, the closing of which occurred on December 16, 2020. b. Share offering to the public and existing shareholders: 1) On March 29, 2017, the Company allotted in a public issue, a total of 4,898,570 ordinary shares of the Company, warrants A for the purchase up to a total 535,730 ADSs representing 10,714,600 ordinary shares, with an exercise price of USD 14 per ADS during the 5 years following the allotment and warrants B for the purchase up to a total 290,786 ADSs representing 5,815,720 ordinary shares, with an exercise price of USD 0.05 per ADS. Warrants A and warrants B may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant. In addition, the number of warrants outstanding will be adjusted for certain events specified in the warrant agreement. In addition, the Company issued to the placement agent on this offering warrants to purchase up to a total 37,501 ADSs representing 750,020 ordinary shares, with an exercise price of USD 17.5 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement. The fair value of such warrants as calculated by the Company as of the date of grant amounted to USD 221 thousand. As the warrants may be net share settled these warrants, other than the warrants issued to the placement, are classified as financial liabilities measured at fair value through profit or loss at each reporting period. The warrants are initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“Day 1 loss”), as the Company uses valuation techniques that incorporate data not obtained from observable markets. Transaction costs allocated to the warrants are recognized immediately in profit or loss. As to the fair value of the said warrants as of December 31, 2020 and December 31, 2019 see note 4. Unrecognized Day 1 loss is amortized over the expected life of the instrument. Any unrecognized Day 1 loss is immediately recognized in income statement if fair value of the financial instrument in question can be determined either by using only market observable model inputs or by reference to a quoted price for the same product in an active market. Upon exercise, the carrying amount of the warrants (which is presented net of the related unrecognized Day loss, if any) is reclassified to equity with no impact on profit or loss. Net proceeds from the issuance, net of cash issuance expenses, aggregated to approximately USD 6.5 million. Issuance expenses were attributed to equity and liability in proportion with the allocation of the proceeds. During 2017, all warrants B were exercised. Accordingly, 5,815,720 ordinary shares of the Company were issued. Warrants A are presented within current liabilities. 2) On November 28, 2017, the Company closed a registered direct offering, pursuant to which the Company issued a total of 202,500 ADSs representing a total of 4,050,000 ordinary shares, at a purchase price of USD 8 per ADS, and warrants to purchase up to a total of 101,251 ADSs representing 2,025,020 ordinary shares, with an exercise price of USD 9 per ADS during the 5.5 years following the allotment The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 1.6 million and USD 1.4 million, respectively. As the warrants may be net share settled these warrants are classified as financial liabilities measured at fair value through profit or loss at each reporting period. As to the fair value of the said warrants as of December 31, 2020 and December 31, 2019 see note 4. To the placement agent on this offering the Company issued warrants to purchase up to an aggregate 14,177 ADSs representing 283,540 ordinary shares, with an exercise price of USD 10 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement. The fair value of such warrants as was calculated by the Company as of the date of grant amounted to USD 46 thousand. 3) On July 23, 2018, the Company completed a public offering with approximately USD 9.9 million gross proceeds, or USD 8.6 million net of issuance costs by issuing (a) 577,529 units at a price of USD 3.50 per unit, each unit consisting of (i) one ADS and (ii) one Warrant C to purchase one ADS for an exercise price of USD 3.50 per ADS for a period of five years (hereinafter - “Warrants C”), and (b) 2,260,145 pre-funded units at a price of USD 3.49 per unit, each unit consisting of (i) one pre-funded warrant to purchase one ADS for an exercise price of USD 0.01 per ADS with no time limitation, and (ii) one Warrant C. As part of such public offering, the Company provided the underwriters an option exercisable within 30 days to purchase: (a) up to 425,651 additional ADSs for USD 3.50 per ADS and (b) up to 425,651 Warrants C for USD 0.01 per warrant. The underwriters exercised only the latter option. The Company was also obligated to issue the underwriters 198,637 warrants to purchase 198,637 ADSs for an exercise price of USD 4.375 per ADS for a period of five years once the Company increases its authorized share capital. The fair value of such warrants as calculated by the Company as of the grant date amounted to USD 375 thousand. During 2018 all pre-funded warrants were exercised. Accordingly, 45,202,900 ordinary shares of the Company were allotted. Warrants C may, under certain circumstances, be exercised via a cashless exercise mechanism as defined in the warrant agreement. In addition, the number of warrants outstanding will be adjusted for certain events specified in the warrant agreement. As such warrants C are classified as financial liabilities measured at fair value through profit or loss at each reporting period. Accordingly, warrants C were initially recognized at fair value. The difference between the fair value of warrants at initial recognition and the transaction price (“Day 1 Loss”) at the sum of $149 thousand was immediately recognized in the income statement. The pre funded warrants are initially recognized at fair value adjusted to defer Day 1 Loss. Unrecognized Day 1 Loss was amortized on a straight line basis over of a period of approximately 30 days. Upon exercise, the carrying amount of the pre funded warrants (which is presented net of the related unrecognized Day 1 Loss, if any) is reclassified to equity. As a result, during the third quarter of 2018 the Company recognized Day 1 Loss related to the pre funded warrants in an amount of $441 thousand. Furthermore, during the third quarter of 2018, all pre funded warrants were exercised. Issuance cost were attributed to equity and liability components in proportion with the allocation of the proceeds, amounting to USD 319 thousand and USD 1,565 thousand, respectively. Issuance cost attributed to the equity component were charged directly as a reduction to equity while those attributed to liability components were charged directly to profit or loss. In the event of a fundamental transaction as defined in the warrant C agreement (other than a fundamental transaction not approved by the Company’s board of directors), the Company or any successor entity shall at the option of the holder of warrants C, exercisable at any time concurrently with, or within 30 days after, the consummation of the fundamental transaction, purchase such warrants from their holder by paying an amount of cash equal to the Black Scholes value of the remaining unexercised portion of the warrant Cs on the date of the consummation of such fundamental transaction. The Black Scholes value of the said warrants as of December 31, 2020 and 2019 amounted to USD 2.0 and USA 2.3 respectively million. 4) As part of agreement with Gix (see Note 3), on September 3, 2019 Company issued to Gix 333,334 ADSs representing 6,666,680 ordinary shares and 333,334 warrants to purchase 333,334 ADSs representing 6,666,680 ordinary shares, with an exercise price of USD 4 per ADS during the 3 years following the allotment. As a result, the ordinary shares and warrants were recorded based on their fair value amounting to $630 thousand and $197 thousand, respectively. 5) In December 2019, ScoutCam Inc. allotted in a private issuance, a total of 3,413,312 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million) See note 3. During 2020, 2,992,855 Warrants A were exercised. 420,457 unexercised Warrants A expired on December 30, 2020. On March 3, 2020, the ScoutCam Inc. issued in a private issuance a total of 979,754 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. Each Warrant A was exercisable into one share of common stock of ScoutCam Inc.at an exercise price of USD 0.595 per share during the 12 month period following the allocation. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc.at an exercise price of USD 0.893 per share during the 18 month period following the allocation. The gross proceeds from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting issuance costs, ScoutCam received proceeds of approximately USD 909 thousand. During 2021, 979,784 Warrants A were exercised. On May 18, 2020, ScoutCam Inc. allocated in a private issuance a total of 2,066,116 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.595 per share during the 18 month period following the allocation. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.893 per share during the 24 month period following the allocation. The gross proceeds from the issuance of all securities offered amounted to approximately USD 2 million. After deducting issuance costs, ScoutCam Inc. received proceeds of approximately USD 1.9 million. c.
Ordinary shares issued			575,001			4,050,000							45,202,900
ADS issued on shares			11,500,020
Ordinary shares, par value (in Dollars per share) | (per share)			$ 1.5			$ 8								₪ 1.00	₪ 1.00
Exercise price (in Dollars per share) | $ / shares			$ 0.001
Gross issuance expenses (in Dollars) | $			$ 5,000
Number of warrant exercise								1,539,000	1,219,333
Ordinary shares issued								30,780,000	24,386,660
Exercise price per share (in Dollars per share) | $ / shares							$ 14
Exercise price per share (in Dollars per share) | $ / shares							$ 17.5
Net proceeds (in Dollars) | $											$ 6,500
ADS allotment term						5 years 6 months
Net of issuance expenses (in Dollars) | $											18,405		$ 8,634
Shares issuance description					the Company completed a public offering with approximately USD 9.9 million gross proceeds, or USD 8.6 million net of issuance costs by issuing (a) 577,529 units at a price of USD 3.50 per unit, each unit consisting of (i) one ADS and (ii) one Warrant C to purchase one ADS for an exercise price of USD 3.50 per ADS for a period of five years (hereinafter - “Warrants C”), and (b) 2,260,145 pre-funded units at a price of USD 3.49 per unit, each unit consisting of (i) one pre-funded warrant to purchase one ADS for an exercise price of USD 0.01 per ADS with no time limitation, and (ii) one Warrant C. As part of such public offering, the Company provided the underwriters an option exercisable within 30 days to purchase: (a) up to 425,651 additional ADSs for USD 3.50 per ADS and (b) up to 425,651 Warrants C for USD 0.01 per warrant. The underwriters exercised only the latter option.
exercise price (in Dollars per share) | $ / shares					$ 4.375
Grant date (in Dollars) | $											375
Change in fair value of amount (in Dollars) | $											338	$ 142	148
Issuance cost attributed to equity (in Dollars) | $											$ 1,565
WarrantsPurchaseSahres											333,334
Options to employee other services (in Dollars) | $											$ 191	259	$ 157
Expenses (in Dollars) | $											1,107
ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued						202,500
Warrants to purchase shares					198,637
Underwriting Agreement Aegis Capital Corp [Member]
Equity (Details) [Line Items]
Description of agreement		we entered into an underwriting agreement with Aegis Capital Corp., pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 7,098,491 American Depositary Shares, each representing 20 ordinary shares of the Company, of no par value for a public offering price of $1.83 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until 45 days following the date of the offering. Aegis exercised its over-allotment option in full to purchase an additional 1,064,774 ADSs, the closing of which occurred on December 16, 2020.
Warrants [Member]
Equity (Details) [Line Items]
ADS issued on shares							37,501
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 1.499			$ 9
Warrants purchase on additional ordinary shares			2,758,333				750,020
Number of shares reserved for issue under options and contracts for sale of shares			55,166,660
Expected life of share options (years)							5 years
Number of warrant granted (in Dollars) | $											$ 221
Net of issuance expenses (in Dollars) | $						$ 1,400
Warrants [Member] | ADS [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 10
Warrants C [Member]
Equity (Details) [Line Items]
Number of warrant exercise											197,000
Ordinary shares issued											3,940,000
Proceeds from issuance of expenses (in Dollars) | $											$ 700
Warrants issued on shares					198,637
Change in fair value of amount (in Dollars) | $											149
Pre funded warrants (in Dollars) | $										$ 441
Issuance cost attributed to equity (in Dollars) | $											319
Fair value of warrants (in Dollars) | $											$ 2,000	2,300
Warrants A [Member]
Equity (Details) [Line Items]
Ordinary shares issued							4,898,570
ADS issued on shares							535,730
Warrants purchase on additional ordinary shares							10,714,600
Expected life of share options (years)							5 years
Warrants B [Member]
Equity (Details) [Line Items]
Ordinary shares issued																		5,815,720
ADS issued on shares							290,786
Warrants purchase on additional ordinary shares							5,815,720
Exercise price (in Dollars per share) | $ / shares							$ 0.05
Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares issued						2,025,020
Gross proceeds (in Dollars) | $						$ 1,600
Warrants [Member] | ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued						101,251
Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares issued						283,540
Fair value of warrants allotted (in Dollars) | $						$ 46
Warrants [Member] | ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued						14,177
Algomizer [Member] | ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued																6,666,680	6,666,680
Number of ADS issued																333,334	333,334
ADS per share (in Dollars per share) | $ / shares																$ 4
Algomizer [Member] | Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares issued																6,666,680	6,666,680
Number of warrants issued																333,334	333,334
Fair value of warrants alloted (in Dollars) | $												197
Algomizer [Member] | Issued capital [member]
Equity (Details) [Line Items]
Fair value of warrants alloted (in Dollars) | $												$ 630
ScoutCam Inc. [Member]
Equity (Details) [Line Items]
Share conversion of warrant, description												allotted in a private issuance, a total of 3,413,312 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million) See note 3. During 2020, 2,992,855 Warrants A were exercised. 420,457 unexercised Warrants A expired on December 30, 2020. On March 3, 2020, the ScoutCam Inc. issued in a private issuance a total of 979,754 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. Each Warrant A was exercisable into one share of common stock of ScoutCam Inc.at an exercise price of USD 0.595 per share during the 12 month period following the allocation. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc.at an exercise price of USD 0.893 per share during the 18 month period following the allocation. The gross proceeds from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting issuance costs, ScoutCam received proceeds of approximately USD 909 thousand. During 2021, 979,784 Warrants A were exercised. On May 18, 2020, ScoutCam Inc. allocated in a private issuance a total of 2,066,116 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.595 per share during the 18 month period following the allocation. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.893 per share during the 24 month period following the allocation. The gross proceeds from the issuance of all securities offered amounted to approximately USD 2 million. After deducting issuance costs, ScoutCam Inc. received proceeds of approximately USD 1.9 million.